PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 98.7%
Common Stocks
Aerospace & Defense 3.6%
Boeing Co. (The)*	25,900	$5,745,656
Curtiss-Wright Corp.	5,300	2,598,166
General Dynamics Corp.	24,600	7,665,606
General Electric Co.	37,900	10,273,932
Lockheed Martin Corp.	4,100	1,726,018
Northrop Grumman Corp.	10,000	5,766,100
		33,775,478
Automobile Components 0.3%
Aptiv PLC (United Kingdom)*	5,800	398,112
Dana, Inc.	109,000	1,735,280
Visteon Corp.*	7,900	878,085
		3,011,477
Automobiles 2.0%
Ford Motor Co.	326,000	3,608,820
General Motors Co.	159,200	8,491,728
Tesla, Inc.*	21,400	6,596,978
		18,697,526
Banks 2.1%
Bank of America Corp.	42,000	1,985,340
Citigroup, Inc.	23,400	2,192,580
JPMorgan Chase & Co.	18,381	5,445,187
PNC Financial Services Group, Inc. (The)	11,400	2,169,078
U.S. Bancorp	45,900	2,063,664
Wells Fargo & Co.	78,200	6,305,266
		20,161,115
Beverages 0.1%
Boston Beer Co., Inc. (The) (Class A Stock)*	4,300	890,444
Biotechnology 2.9%
AbbVie, Inc.	31,451	5,944,868
ACADIA Pharmaceuticals, Inc.*	41,900	998,477
Amgen, Inc.	22,300	6,580,730
Biogen, Inc.*	38,200	4,889,600
Exelixis, Inc.*	23,500	851,170
Gilead Sciences, Inc.	74,200	8,331,918
		27,596,763
Broadline Retail 3.1%
Amazon.com, Inc.*	126,240	29,554,046
Building Products 1.1%
Carrier Global Corp.	42,200	2,895,764
Johnson Controls International PLC	5,600	588,000
Resideo Technologies, Inc.*	183,400	5,006,820
Trane Technologies PLC	3,400	1,489,472
		9,980,056
Capital Markets 4.6%
Bank of New York Mellon Corp. (The)	102,400	10,388,480
Janus Henderson Group PLC	104,500	4,524,850

PGIM Quant Solutions Large-Cap Core Fund

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Morgan Stanley	56,700	$8,077,482
Nasdaq, Inc.	100,000	9,622,000
Raymond James Financial, Inc.	18,100	3,025,053
S&P Global, Inc.	9,300	5,125,230
WisdomTree, Inc.	183,200	2,431,064
		43,194,159
Chemicals 0.3%
DuPont de Nemours, Inc.	38,600	2,775,340
Communications Equipment 1.9%
Arista Networks, Inc.*	43,100	5,310,782
Cisco Systems, Inc.	191,682	13,049,711
		18,360,493
Construction & Engineering 0.4%
Primoris Services Corp.	6,800	640,356
Tutor Perini Corp.*	71,500	3,442,725
		4,083,081
Consumer Finance 0.3%
Capital One Financial Corp.	11,400	2,451,000
Synchrony Financial	5,900	411,053
		2,862,053
Consumer Staples Distribution & Retail 0.8%
Costco Wholesale Corp.	2,400	2,255,136
Dollar Tree, Inc.*	8,000	908,400
Kroger Co. (The)	19,000	1,331,900
Target Corp.	12,200	1,226,100
United Natural Foods, Inc.*	74,400	2,056,416
		7,777,952
Containers & Packaging 0.0%
O-I Glass, Inc.*	28,600	372,086
Diversified Consumer Services 0.3%
Frontdoor, Inc.*	15,600	912,600
Perdoceo Education Corp.	63,700	1,833,286
		2,745,886
Diversified Telecommunication Services 0.6%
AT&T, Inc.	94,835	2,599,427
Verizon Communications, Inc.	65,300	2,792,228
		5,391,655
Electric Utilities 1.0%
NRG Energy, Inc.	50,800	8,493,760
Portland General Electric Co.	23,100	949,872
		9,443,632
Electrical Equipment 1.7%
Eaton Corp. PLC	6,700	2,577,624
Emerson Electric Co.	2,000	291,020

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment (cont’d.)
GE Vernova, Inc.	9,600	$6,338,784
nVent Electric PLC	12,200	956,724
Rockwell Automation, Inc.	17,100	6,014,241
		16,178,393
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. (Class A Stock)	59,200	6,305,392
Belden, Inc.	4,100	506,965
		6,812,357
Entertainment 1.6%
Netflix, Inc.*	4,900	5,681,060
Walt Disney Co. (The)	79,800	9,504,978
		15,186,038
Financial Services 3.4%
Berkshire Hathaway, Inc. (Class B Stock)*	14,074	6,641,239
Enact Holdings, Inc.	11,000	382,360
Fidelity National Information Services, Inc.	26,400	2,096,424
Global Payments, Inc.	25,400	2,030,730
Mastercard, Inc. (Class A Stock)	26,900	15,238,043
PayPal Holdings, Inc.*	19,800	1,361,448
Visa, Inc. (Class A Stock)	13,625	4,707,029
		32,457,273
Food Products 0.8%
Bunge Global SA	16,000	1,276,160
General Mills, Inc.	14,100	690,618
Hain Celestial Group, Inc. (The)*	242,100	380,097
Hormel Foods Corp.	29,500	828,655
Ingredion, Inc.	5,400	710,316
Kraft Heinz Co. (The)	117,600	3,229,296
		7,115,142
Gas Utilities 0.0%
Northwest Natural Holding Co.	8,400	335,328
Ground Transportation 1.9%
Uber Technologies, Inc.*	87,600	7,686,900
Union Pacific Corp.	47,600	10,565,772
		18,252,672
Health Care Equipment & Supplies 0.8%
Abbott Laboratories	23,500	2,965,465
Insulet Corp.*	2,000	576,800
STERIS PLC	17,800	4,031,522
		7,573,787
Health Care Providers & Services 2.4%
Cardinal Health, Inc.	26,000	4,035,720
Centene Corp.*	20,000	521,400
Cigna Group (The)	26,400	7,058,832
CVS Health Corp.	36,800	2,285,280
Humana, Inc.	14,700	3,673,089
McKesson Corp.	1,900	1,317,726

PGIM Quant Solutions Large-Cap Core Fund

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Tenet Healthcare Corp.*	2,100	$338,688
UnitedHealth Group, Inc.	14,000	3,493,840
		22,724,575
Hotels, Restaurants & Leisure 1.6%
Booking Holdings, Inc.	1,870	10,292,592
Yum! Brands, Inc.	32,900	4,742,535
		15,035,127
Household Durables 0.1%
Sonos, Inc.*	43,200	466,992
Household Products 0.3%
Procter & Gamble Co. (The)	19,300	2,904,071
Independent Power & Renewable Electricity Producers 0.1%
Hallador Energy Co.*	46,800	825,552
Vistra Corp.	2,000	417,080
		1,242,632
Industrial Conglomerates 0.1%
Honeywell International, Inc.	4,100	911,635
Industrial REITs 0.1%
Prologis, Inc.	11,900	1,270,682
Insurance 2.3%
Allstate Corp. (The)	25,600	5,203,200
American International Group, Inc.	28,400	2,204,692
Chubb Ltd.	37,900	10,082,916
Genworth Financial, Inc. (Class A Stock)*	104,300	819,798
Heritage Insurance Holdings, Inc.*	28,500	601,065
MetLife, Inc.	33,600	2,551,920
Progressive Corp. (The)	1,200	290,448
		21,754,039
Interactive Media & Services 7.4%
Alphabet, Inc. (Class A Stock)	108,980	20,913,262
Alphabet, Inc. (Class C Stock)	89,860	17,330,400
Meta Platforms, Inc. (Class A Stock)	41,180	31,850,259
		70,093,921
IT Services 0.8%
Accenture PLC (Ireland) (Class A Stock)	2,700	721,170
Cognizant Technology Solutions Corp. (Class A Stock)	69,000	4,951,440
Snowflake, Inc. (Class A Stock)*	8,600	1,922,100
		7,594,710
Life Sciences Tools & Services 0.7%
Danaher Corp.	15,800	3,115,128
Thermo Fisher Scientific, Inc.	7,100	3,320,528
		6,435,656
Machinery 0.8%
Columbus McKinnon Corp.	35,100	514,215

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Crane Co.	2,500	$489,425
Enpro, Inc.	2,300	488,543
ESCO Technologies, Inc.	18,700	3,622,190
Parker-Hannifin Corp.	500	365,950
Tennant Co.	9,500	784,130
Worthington Enterprises, Inc.	27,300	1,691,781
		7,956,234
Media 1.1%
Comcast Corp. (Class A Stock)	302,200	10,042,106
Metals & Mining 0.5%
Commercial Metals Co.	32,400	1,680,264
Freeport-McMoRan, Inc.	36,300	1,460,712
Newmont Corp.	14,800	919,080
Nucor Corp.	2,200	314,754
		4,374,810
Multi-Utilities 0.6%
Avista Corp.	20,100	749,730
CMS Energy Corp.	56,200	4,147,560
DTE Energy Co.	8,400	1,162,644
		6,059,934
Oil, Gas & Consumable Fuels 3.2%
Chevron Corp.	11,700	1,774,188
ConocoPhillips	38,300	3,651,522
Devon Energy Corp.	8,000	265,760
EOG Resources, Inc.	78,100	9,373,562
Exxon Mobil Corp.	113,100	12,626,484
Marathon Petroleum Corp.	4,300	731,817
Phillips 66	11,200	1,384,096
		29,807,429
Pharmaceuticals 3.2%
Bristol-Myers Squibb Co.	120,900	5,236,179
Eli Lilly & Co.	8,400	6,216,588
Johnson & Johnson	22,058	3,633,835
Merck & Co., Inc.	130,800	10,218,096
Pfizer, Inc.	210,500	4,902,545
		30,207,243
Real Estate Management & Development 0.2%
Cushman & Wakefield PLC*	45,600	555,864
Jones Lang LaSalle, Inc.*	1,500	405,540
Zillow Group, Inc. (Class C Stock)*	6,000	477,300
		1,438,704
Semiconductors & Semiconductor Equipment 12.7%
Analog Devices, Inc.	34,900	7,839,587
Broadcom, Inc.	112,400	33,011,880
Micron Technology, Inc.	8,400	916,776
NVIDIA Corp.	434,100	77,213,367
QUALCOMM, Inc.	3,000	440,280
Silicon Laboratories, Inc.*	5,200	685,204
		120,107,094

PGIM Quant Solutions Large-Cap Core Fund

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software 13.1%
Adobe, Inc.*	9,600	$3,433,824
AppLovin Corp. (Class A Stock)*	5,300	2,070,710
Intuit, Inc.	16,100	12,640,593
Microsoft Corp.	146,384	78,095,864
Oracle Corp.	36,700	9,313,359
Palantir Technologies, Inc. (Class A Stock)*	16,600	2,628,610
Salesforce, Inc.	37,100	9,584,043
ServiceNow, Inc.*	3,300	3,112,296
Verint Systems, Inc.*	67,400	1,434,272
Zoom Communications, Inc. (Class A Stock)*	16,000	1,184,800
		123,498,371
Specialized REITs 0.4%
Equinix, Inc.	1,800	1,413,306
Public Storage	7,600	2,066,744
		3,480,050
Specialty Retail 1.9%
Five Below, Inc.*	7,500	1,023,900
Home Depot, Inc. (The)	20,200	7,423,702
Lowe’s Cos., Inc.	27,200	6,081,104
ThredUp, Inc. (Class A Stock)*	249,600	2,061,696
Ulta Beauty, Inc.*	3,500	1,802,535
		18,392,937
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc.	259,180	53,797,993
Textiles, Apparel & Luxury Goods 0.4%
Amer Sports, Inc. (Finland)*	47,200	1,771,888
G-III Apparel Group Ltd.*	70,500	1,663,800
		3,435,688
Tobacco 1.9%
Altria Group, Inc.	87,600	5,425,944
Philip Morris International, Inc.	72,500	11,893,625
Universal Corp.	5,100	277,797
		17,597,366
Trading Companies & Distributors 0.3%
W.W. Grainger, Inc.	600	623,724
WESCO International, Inc.	8,700	1,800,552
		2,424,276
Water Utilities 0.1%
American Water Works Co., Inc.	3,300	462,792
Wireless Telecommunication Services 0.4%
T-Mobile US, Inc.	16,700	3,981,447

Total Long-Term Investments (cost $587,363,040)		932,082,746

PGIM Quant Solutions Large-Cap Core Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 1.4%
Affiliated Mutual Fund 1.3%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $12,273,317)(wb)	12,273,317	$12,273,317

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $1,292,685)	4.269%	09/18/25	1,300	1,292,609

Total Short-Term Investments (cost $13,566,002)				13,565,926

TOTAL INVESTMENTS 100.1% (cost $600,929,042)				945,648,672
Liabilities in excess of other assets(z) (0.1)%				(774,557)

Net Assets 100.0%				$944,874,115

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
41	S&P 500 E-Mini Index	Sep. 2025	$13,067,213	$517,927
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Quant Solutions Large-Cap Core Fund